UMB FUND SERVICES, INC.

803 West Michigan Street

Milwaukee, Wisconsin 53233

(414) 299-2000

June 8, 2012

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Partners Group Private Equity (TEI), LLC

Registration No: 811-22379

Filing pursuant to Rule 30b2-1 and Section 24(b) of the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-named registrant and pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the annual period ended March 31, 2012. Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,

/s/Benjamin D. Schmidt

Assistant Vice President Fund Administration

Encl.